                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21750
                                    --------------------------------------------

                  KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                     1800 AVENUE OF THE STARS, SECOND FLOOR
                          LOS ANGELES, CALIFORNIA 90067
--------------------------------------------------------------------------------
                    (Address of principal executive offices)


                           David J. Shladovsky, Esq.
                             KA Fund Advisors, LLC
                     1800 Avenue of the Stars, Second Floor
                         Los Angeles, California 90067
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 310-284-6438
                                                    ------------

Date of fiscal year-end: November 30
                         -----------

Date of reporting period: July 1, 2007 - June 30, 2008
                          ----------------------------

Item 1 - Proxy Voting Record - Attached on behalf of Kayne Anderson Energy Total Return Fund, Inc.

                                                                                                  PROPOSED
                                                                                                  BY                         FOR/
                                                        MEETING                                   (I)SSUER OR  VOTE   HOW    AGAINST
ISSUER                               SYMBOL  CUSIP      DATE        MATTER:                       (S)HRHLDR    CAST?  VOTED  MGMT
------                               ------  -----      -------     -------                       -----------  -----  -----  -------
     SHININGBANK ENERGY INCOME FUND  SHN.UN  824916100   7/10/2007  PASS:                              I       yes    for    for
                                                                    special resolution to
                                                                    approve a plan of
                                                                    arrangement under section
                                                                    193 of the Business
                                                                    Corporations Act

 CONSTELLATION ENERGY PARTNERS, LLC  CEP     21038E101   11/2/2007  ELECT:                             I       Yes    for    for
                                                                    Richard Bachmann
                                                                    Richard Langlon
                                                                    John Seitz

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    Pricewaterhousecoopers as
                                                                    public accountants

               DIANA SHIPPING INC.   DSX     Y2066G104   11/6/2007  ELECT:                             I       yes    for    for
                                                                    William Lawes
                                                                    Konstantinos Psaltis

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    Ernst & Young as the
                                                                    company's independent public
                                                                    accounting firm

                                                                    APPROVE:                           I       yes    Abstain for
                                                                    the establishment of a
                                                                    quorum for all meetings of
                                                                    33.33% of all shares,
                                                                    present either in person or
                                                                    by proxy, issued and
                                                                    outstanding and entitled to
                                                                    vote at such meetings

                                                                    APPROVE:                           I       yes    for    for
                                                                    increase in the aggregate
                                                                    number of shares of common
                                                                    stock that the co. is
                                                                    authorized to issue to 200MM
                                                                    registered shares having a
                                                                    par value of 1c/sh

                 PEYTO ENERGY TRUST  peyuf   717045108  12/14/2007  AUTHORIZE:                         I       yes    for    for
                                                                    the internal restructuring
                                                                    of the trust provided for in
                                                                    the special resolution
                                                                    substantially on the terms
                                                                    contemplated in the plan or
                                                                    arrangement attached

             FAIRBORNE ENERGY TRUST  FEL.UN  303628101  12/18/2007  APPROVE:                           I       yes    for    for
                                                                    plan of arrangement under
                                                                    section 193 of the Business
                                                                    Corporations Act

            CANETIC RESOURCES TRUST  CNE     137513107    1/9/2008  APPROVE:                           I       yes    for    for
                                                                    plan of arrangement under
                                                                    Section 193 of the Business
                                                                    Corporations Act and all
                                                                    transactions contemplated
                                                                    thereby

     MARKWEST ENERGY PARTNERS, L.P.  MWE     570759100   2/21/2008  APPROVE:                           I       yes    for    for
                                                                    plan of redemption and
                                                                    merger by and among MarkWest
                                                                    & MarkWest Hydrocarbon

                                                                    APPROVE:                           I       yes    for    for
                                                                    issuance of common units of
                                                                    the partnership

                                                                    APPROVE:                           I       yes    for    for
                                                                    issuance of class A units in
                                                                    the partnership in exchange
                                                                    for the incentive
                                                                    distribution rights and the
                                                                    2% economic interest of the
                                                                    GP interest in the
                                                                    partnership owned by
                                                                    Markwest Energy

                                                                    APPROVE:                           I       yes    for    for
                                                                    the adoption of the 3rd
                                                                    amended and restated
                                                                    agreement of Ltd.
                                                                    Partnership of Markwest
                                                                    Energy

                                                                    APPROVE:                           I       yes    for    for
                                                                    adoption of the 08 l-t
                                                                    incentive plan of the
                                                                    partnership

                                                                    APPROVE:                           I       yes    for    for
                                                                    the adjournment or
                                                                    postponement of the special
                                                                    meeting of unit holders, if
                                                                    necessary, or appropriate to
                                                                    solicit more proxies in
                                                                    insufficient votes are
                                                                    rec'd.

          MARKWEST HYDROCARBON INC.  MWP     570762104   2/21/2008  APPROVE:                           I       yes    for    for
                                                                    certificate of amendment of
                                                                    the certificate of
                                                                    incorporation of MarkWest
                                                                    Hydrocarbon

                                                                    APPROVE:                           I       yes    for    for
                                                                    plan of adoption and merger
                                                                    by and among MarkWest Energy
                                                                    Partners and the Corp..
                                                                    Dated as of 9/5/07 as such
                                                                    agreement may be amended
                                                                    form time to time

                                                                    APPROVE:                           I       yes    for    for
                                                                    adjournment or postponement
                                                                    of the special meeting of
                                                                    stockholders if necessary

                 COPANO ENERGY, LLC  CPNO    217202100   3/13/2008  APPROVE:                           I       yes    for    for
                                                                    proposed change to the
                                                                    terms of class E units

                    ARCH COAL, INC.  ACI      39380100   4/24/2008  APPOINT:                           I       yes    for    for
                                                                    James Boyd
                                                                    John Eaves
                                                                    Douglas Hunt
                                                                    Michael Perry

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    Ernst & Young LLP as
                                                                    independent accounting firm

                CONSOL ENERGY, INC.  CNX     20854P109   4/29/2008  APPOINT:                           I       yes    for    for
                                                                    John Whitmire
                                                                    J. Brett Harvey
                                                                    James Altmeyer Sr.
                                                                    William Davis
                                                                    Raj Gupta
                                                                    Patricia Hammick
                                                                    David Hardesty, Jr
                                                                    John Mills
                                                                    William Powell
                                                                    Joseph Williams

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    Ernst & Young LLP as
                                                                    independent auditor

                                                                    APPROVE:                           I       yes    for    for
                                                                    executive annual incentive
                                                                    plan

                                                                    APPROVE:                           I       yes    for    for
                                                                    joint shareholder proposal
                                                                    regarding climate change

      ALPHA NATURAL RESOURCES, INC.  ANR     02076X102   5/14/2008  APPOINT:                           I       yes    for    for
                                                                    Mary Ellen Bowers
                                                                    John Brinzo
                                                                    Hermann Buerger
                                                                    Kevin Crutchfield
                                                                    E. Linn Draper, Jr.
                                                                    Glenn Eisenberg
                                                                    John Fox, Jr.
                                                                    Michael Quillen
                                                                    Ted Wood

                                                                    APPROVE:                           I       yes    for    for
                                                                    the restatement & amendment
                                                                    of the 2005 long term
                                                                    incentive plan

                                                                    APPROVE:                           I       yes    for    for
                                                                    2008 annual incentive bonus
                                                                    plan

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    KPMG LLP as independent
                                                                    auditors for the fiscal YE
                                                                    12/31/08

                 COPANO ENERGY, LLC  CPNO    217202100   5/15/2008  ELECT:                             I       yes    for    for
                                                                    James Crump
                                                                    Ernie Danner
                                                                    John Eckel, Jr.
                                                                    Scott Griffiths
                                                                    Michael Johnson
                                                                    T. William Porter
                                                                    William Thacker

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    Deloitte & touche as
                                                                    independent auditors for
                                                                    2008

                ZARGON ENERGY TRUST  ZAR.UN  989132105   4/22/2008  FIX:                               I       yes    for    for
                                                                    number of directors at the
                                                                    meeting to 8

                                                                    ELECT:                             I       yes    for    for
                                                                    directors for the ensuing
                                                                    year of the 8 nominees
                                                                    proposed by mgmt.

                                                                    APPOINT:                           I       yes    for    for

                                                                                                  PROPOSED
                                                                                                  BY                         FOR/
                                                        MEETING                                   (I)SSUER OR  VOTE   HOW    AGAINST
ISSUER                               SYMBOL  CUSIP      DATE        MATTER:                       (S)HRHLDR    CAST?  VOTED  MGMT
------                               ------  -----      -------     -------                       -----------  -----  -----  -------
                                                                    Ernst & Young as auditors
                                                                    and authorize the
                                                                    directors to fix their
                                                                    remuneration as such

            VERMILLION ENERGY TRUST  VET.UN  923728109   4/30/2008  ELECT:                             I       yes    for    for
                                                                    directors of Vermillion
                                                                    Resources to hold office
                                                                    until the next annual
                                                                    meeting of unit holders

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    Deloitte & Touche LLP as
                                                                    auditors

                                                                    APPROVE:                           I       yes    for    for
                                                                    unallocated unit awards
                                                                    issuable pursuant to the
                                                                    trust unit award incentive
                                                                    plan

              CROSSTEX ENERGY, INC.  XTXI    22765Y104    5/7/2008  ELECT:                             I       yes    for    for
                                                                    Barry Davis
                                                                    Robert Murchison

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of KPMG LLP

                SEASPAN CORPORATION  SSW     Y75638109   4/26/2008  ELECT:                             I       yes    for    for
                                                                    Peter Shaerf
                                                                    Milton Wong

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    KPMG LLP as
                                                                    independent auditors for
                                                                    FY08

         PEABODY ENERGY CORPORATION  BTU     704549104    5/8/2008  ELECT:                             I       yes    for    for
                                                                    Sandra Van Trease

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of an
                                                                    independent registered
                                                                    public accounting firm

                                                                    APPROVE:                           I       yes    for    for
                                                                    declassification of the
                                                                    board of directors

                                                                    APPROVE:                           I       yes    for    for
                                                                    2008 Management annual
                                                                    incentive compensation plan

              PROGRESS ENERGY TRUST  PGN     74326T108   4/29/2008  FIX:                               I       yes    for    for
                                                                    the number of directors of
                                                                    the Corp. to be elected to 7

                                                                    ELECT:                             I       yes    for    for
                                                                    directors as described in
                                                                    the information circular

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    KPMG LLP as auditors of the
                                                                    trust for the ensuing year

               DIANA SHIPPING, INC.  DSX     Y2066G104    5/6/2008  ELECT:                             I       yes    for    for
                                                                    Boris Nachamkin
                                                                    Apostolos Kontoyannis

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    Ernst & Young as
                                                                    independent auditors

                                                                    RESTATE:                           I       yes   against against
                                                                    articles of incorporation
                                                                    establishing a quorum for
                                                                    all meeting of shareholders
                                                                    of 33.33% of all shares,
                                                                    present either in person or
                                                                    by proxy

                                                                    APPROVE:                           I       yes    for    for
                                                                    the adoption of the
                                                                    amendment to the articles of
                                                                    incorporation

               HARVEST ENERGY TRUST  THE     41752X101   5/20/2008  RE-APPOINT:                        I       yes    for    for
                                                                    Valiant Trust Co. act as
                                                                    trustee of the trust to hold
                                                                    office until the end of the
                                                                    next annual meeting

                                                                    FIX:                               I       yes    for    for
                                                                    the number of directors to
                                                                    be elected to 8

                                                                    ELECT:                             I       yes    for    for
                                                                    Dale Blue
                                                                    David Boone
                                                                    John Brussa
                                                                    M. Bruce Chernoff
                                                                    William Friley, Jr.
                                                                    Verne Johnson
                                                                    Hector McFadyen
                                                                    John Zahary

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    KPMG LLP as auditors
                                                                    of the trust


                                                                    APPROVE                            I       yes    for    for
                                                                    the amendments to the 4th
                                                                    amended and restated trust
                                                                    indenture dated 1/1/08

                                                                    APPROVE:                           I       yes    for    for
                                                                    grant of unallocated rights
                                                                    under the trust unit rights
                                                                    incentive plan

                                                                    APPROVE:                           I       yes    for    for
                                                                    grant of unallocated rights
                                                                    under the unit award
                                                                    incentive plan

GENECO SHIPPING AND TRADING LIMITED  GNK     Y2685T107   5/14/2008  ELECT:                             I       yes    for    for
                                                                    Peter Georgiopoulos
                                                                    Stephen Kaplan

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    independent auditors

        FORDING CANADIAN COAL TRUST  FDG     345425102   4/30/2008  ELECT THE FOLLOWING                I       yes    for    for
                                                                    TRUSTEES:
                                                                    Michael Grandin
                                                                    Richard Mahler
                                                                    Michael Parrett
                                                                    Donald Pether
                                                                    Warren Seyffert
                                                                    Peter Valentine
                                                                    John Zaozirny

                                                                    ELECT THE FOLLOWING                I       yes    for    for
                                                                    DIRECTORS:
                                                                    Dawn Farrell
                                                                    Michael Grandin
                                                                    Donald Kindsay
                                                                    Richard Mahler
                                                                    Thomas O'Neil
                                                                    Michael Parrett
                                                                    Lisilie Prillaman
                                                                    David Thompson

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    Pricewaterhousecoopers LLP
                                                                    as chartered accountants

           EAGLE BULK SHIPPING INC.  EGLE    Y2187A101   5/22/2008  ELECT:                             I       yes    for    for
                                                                    Douglas Haensel
                                                                    Alexis Zoullas

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    Ernst & Young as
                                                                    registered public accounting
                                                                    firm

                   ARC ENERGY TRUST  AETUF   001986108   5/12/2008  APPOINT:                           I       yes    for    for
                                                                    Computershare Trust Co. of
                                                                    Canada as trustee of the
                                                                    trust for the ensuing year

                                                                    ELECT:                             I       yes    for    for
                                                                    Frederic Coles
                                                                    Walter Deboni
                                                                    John Dielwart
                                                                    Fred Dyment]
                                                                    James Houck
                                                                    Michael Kanovsky
                                                                    Herbert Pinder, Jr.
                                                                    John Steward
                                                                    Mac Van Weilingen

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    Deloitte & Touche LLP as
                                                                    chartered accountants and
                                                                    auditors

                LEGACY RESERVES, LP  LGCY    524707304   5/19/2008  ELECT:                             I       yes    for    for
                                                                    Cary Brown
                                                                    Kyle BcGraw
                                                                    Dale Brown
                                                                    G. Larry Lawrence
                                                                    William Sullivan
                                                                    William Granberry
                                                                    Kyle Vann

                 PEYTO ENERGY TRUST  PEY.UN  717045108   5/13/2008  FIX:                               I       yes    for    for
                                                                    number of directors to be
                                                                    elected to 7

                                                                    ELECT:                             I       yes    for    for
                                                                    directors for the ensuing
                                                                    year of the 7 proposed
                                                                    by Mgt.

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    Deloitte & Touche LLP as
                                                                    chartered accountants

                CONSOL ENERGY, INC.  CNX     20854P109   4/29/2008  ELECT:                             I       yes    for    for
                                                                    John Whitmire
                                                                    J. Brett Harvey
                                                                    James Altmeyer, Dr.
                                                                    William Davis
                                                                    Raj Gupta
                                                                    Patricia Hammick
                                                                    David Hardesty, Jr.
                                                                    John Mills
                                                                    William Powell
                                                                    Joseph Williams

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of independent
                                                                    auditors Ernst & Young

                                                                    APPROVE:                           I       yes    for    for
                                                                    Consol Energy executive
                                                                    annual incentive plan

                                                                    APPROVE:                           I       yes    for    Against
                                                                    joint shareholder proposal
                                                                    regarding climate change

     FOUNDATION COAL HOLDINGS, INC.  FCL     35039W100   5/22/2008  ELECT:                             I       yes    for    for
                                                                    James Roberts
                                                                    William Crowley, Jr.
                                                                    David Foley
                                                                    P. Michael Giftos
                                                                    Alex Krueger
                                                                    Joel Richards, III

                                                                                                  PROPOSED
                                                                                                  BY                         FOR/
                                                        MEETING                                   (I)SSUER OR  VOTE   HOW    AGAINST
ISSUER                               SYMBOL  CUSIP      DATE        MATTER:                       (S)HRHLDR    CAST?  VOTED  MGMT
------                               ------  -----      -------     -------                       -----------  -----  -----  -------
                                                                    Robert Scharp
                                                                    Thomas Shockley, III

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    Ernst & Young as independent
                                                                    registered public accounting
                                                                    firm

                                                                    APPROVE:                           I       yes    for    for
                                                                    amended and restated 2004
                                                                    stock incentive plan

                                                                    APPROVE:                           I       yes    for    for
                                                                    annual incentive performance
                                                                    plan

                                                                    STOCKHOLDER'S PROPOSAL:            I       yes    for    Against
                                                                    regarding climate change

             ARLINGTON TANKERS, LTD  ATB     g04899103   7/17/2008  ELECT:                             I       yes    for    for
                                                                    Stephen Jaeger

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    Moore Stephens P.C. as
                                                                    independent auditors

            ENERPLUS RESOURCES FUND  ERF     29274d604    5/9/2008  NOMINATE:                          I       yes    for    for
                                                                    directors of Enermark Inc.
                                                                    and the nominees describes
                                                                    in the information circular

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    Deloitte & Touche LLP as
                                                                    independent registered
                                                                    chartered accountants

                                                                    APPROVE:                           I       yes    for    for
                                                                    unallocated rights under the
                                                                    fund's trust unit rights
                                                                    incentive plan

                                                                    AMEND:                             I       yes    for    for
                                                                    fund's trust unit rights
                                                                    incentive plan

                                                                    APPROVE:                           I       yes    for    for
                                                                    continuation and the
                                                                    amendment and restatement of
                                                                    the fund's unit holder
                                                                    rights plan agreement

                                                                    REMOVE AND REPLACE:                I       yes    for    for
                                                                    current trustee of the fund

             BONAVISTA ENERGY TRUST  bnpuf   095536105   5/15/2008  FIX:                               I       yes    for    for
                                                                    number of directors of
                                                                    Bonavista to be elected at
                                                                    the meeting at 8 members

                                                                    ELECT:                             I       yes    for    for
                                                                    directors for the ensuing
                                                                    year of the 8 nominees
                                                                    proposed by Mgt.

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    KPMG LLP as auditors and
                                                                    authorize the directors to
                                                                    fix their remuneration

 GENCO SHIPPING AND TRADING LIMITED  GNK     Y2685T107   5/14/2008  ELECT:                             I       yes    for    for
                                                                    Peter Georgiopoulos
                                                                    Stephen Kaplan


                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of independent
                                                                    auditors

                                                                    APPROVE:                           I       yes    for    for
                                                                    at the board's discretion,
                                                                    any other such matters that
                                                                    may properly come before the
                                                                    meeting

       GENERAL MARITIME CORPORATION  GMR     Y2692M103   5/14/2008  ELECT:                             I       yes    for    for
                                                                    Rex Harrington
                                                                    John Hatab

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    independent auditors

                    ARCH COAL, INC.  ACI     039380100   4/24/2008  ELECT:                             I       yes    for    for
                                                                    James Boyd
                                                                    John Eaves
                                                                    Douglas Hunt
                                                                    A. Michael Perry

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    independent public
                                                                    accounting firm

                BAYTEX ENERGY TRUST  BTE     073176109   5/16/2008  FIX:                               I       yes    for    for
                                                                    number of directors of
                                                                    Baytex to be elected to 7

                                                                    ELECT:                             I       yes    for    for
                                                                    directors of Baytex as
                                                                    specified in the information
                                                                    circular

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    Deloitte & Touche LLP as
                                                                    auditors of the trust for
                                                                    the ensuing year

                                                                    SPECIAL RESOLUTION:                I       yes    for    for
                                                                    making certain amendments to
                                                                    the trust indenture of the
                                                                    trust

       BONTERRA ENERGY INCOME TRUST  BNEUF   09852Q102   5/20/2008  ELECT:                             I       yes    for    for
                                                                    Gary Drummond
                                                                    George Fink
                                                                    Carl Jonsson
                                                                    William Woodward

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    Deloitte & Touche LLP as
                                                                    chartered accountants for
                                                                    the ensuing year

                                                                    APPROVE:                           I       yes    for    for
                                                                    the re-appointment of
                                                                    Olympia Trust Co. as trustee
                                                                    of the trust

        MARKWEST ENERGY PARTNERS LP  MWE     570759100    6/4/2008  ELECT:                             I       yes    for    for
                                                                    John Fox
                                                                    Keith Bailey
                                                                    Michael Beatty
                                                                    Charles Dempster
                                                                    Donald Heppermann
                                                                    William Kellstrom
                                                                    Anne Fox Mounsey
                                                                    William Nicoletti
                                                                    Frank Semple
                                                                    Donald Wolf

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    Deloitte & Touche LLP as the
                                                                    partnership's independent
                                                                    public accountants

                 OCEANFREIGHT, INC.  OCNF    Y64202107    6/2/2008  ELECT:                             I       yes    for    for
                                                                    Professor John Liveris

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    independent auditors

             PENN WEST ENERGY TRUST  PWE     707885109    6/3/2008  REAPPOINT:                         I       yes    for    for
                                                                    CIBC Mellon Trust as trustee
                                                                    of Penn West Energy Trust to
                                                                    hold office for 3 years

                                                                    APPROVE:                           I       yes    for    for
                                                                    unallocated rights to
                                                                    acquire trust units under
                                                                    the trust unit rights
                                                                    incentive plan of Penn West
                                                                    until 6/2/2011

                                                                    APPROVE:                           I       yes    for    for
                                                                    unallocated trust units
                                                                    issueable from treasury
                                                                    under the employee trust
                                                                    unit savings plan of Penn
                                                                    West until 6/2/2011

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    KPMG LLP as auditors

                                                                    ELECT:                             I       yes    for    for
                                                                    directors of PWPL for the
                                                                    ensuing year of the 11
                                                                    nominees proposed by mgt.

              NAL OIL AND GAS TRUST  NAE.UN  628949109   5/21/2008  ELECT:                             I       yes    for    for
                                                                    J. Charles Caty
                                                                    Irvine Koop
                                                                    Dennis Flanagan
                                                                    Barry Stewart
                                                                    Andrew Wiswell
                                                                    Gordon Lackenbauer
                                                                    Warren Thomson

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    KPMG LLP as auditors of the
                                                                    trust for the ensuing year

                                                                    AUTHORIZE:                         I       yes    for    for
                                                                    the amendment of the
                                                                    unanimous shareholder
                                                                    agreement and the trust
                                                                    indenture to permit NAL to
                                                                    create and issue add'l
                                                                    shares to the trust and its
                                                                    subsidiary entities


                 COPANO ENERGY, LLC  CPNO    217202100   5/15/2008  ELECT:                             I       yes    for    for
                                                                    James Crump
                                                                    Ernie Denner
                                                                    John Eckel, Jr.
                                                                    Scott Griffiths
                                                                    Michael Johnson
                                                                    T. Willaim Porter
                                                                    William Thacker

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    Deloitte & Touche LLP

        CRESCENT POINT ENERGY TRUST  CPGCF   225908102   5/30/2008  ELECT:                             I       yes    for    for
                                                                    Peter Bannister
                                                                    Paul Borne
                                                                    Kenney Cugnet

                                                                                                  PROPOSED
                                                                                                  BY                         FOR/
                                                        MEETING                                   (I)SSUER OR  VOTE   HOW    AGAINST
ISSUER                               SYMBOL  CUSIP      DATE        MATTER:                       (S)HRHLDR    CAST?  VOTED  MGMT
------                               ------  -----      -------     -------                       -----------  -----  -----  -------
                                                                    Hugh Gellard
                                                                    Gerald Romanzin
                                                                    Scott Saxberg
                                                                    Greg Turnbull

                                                                    FIX:                               I       yes    for    for
                                                                    number of directors for the
                                                                    ensuing year at 7

                                                                    APPROVE:                           I       yes    for    for
                                                                    the amendment of the
                                                                    restricted unit bonus plan
                                                                    of the trust and related
                                                                    matters as set forth in the
                                                                    information circular

    WESTSHORE TERMINALS INCOME FUND  WTSHF   960911105   6/17/2008  ELECT:                             I       yes    for    for
                                                                    Dallas Ross
                                                                    William Stinson
                                                                    Michael Korenberg
                                                                    Gordon Gibson
                                                                    Jim Gardiner

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    KMPG LLP as auditors

        ATLAS ENERGY RESOURCES, LLC  ATN      49303100   6/13/2008  ELECT:                             I       yes    for    for
                                                                    Edward Cohen
                                                                    Jonathan Cohen
                                                                    Mathew Jones
                                                                    Richard Weber
                                                                    Walter Jones
                                                                    Ellen Warren
                                                                    Bruce Wolf

               TEEKAY TANKERS, LTD.  TNK     Y8565N102    6/5/2008  ELECT:                             I       yes    for    for
                                                                    C. Sean Day
                                                                    Bjorn Moller
                                                                    Peter Evensen
                                                                    Richard Dumoulin
                                                                    richard Brownks
                                                                    William Lawes

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    Ernst & Young as
                                                                    independent auditors for the
                                                                    fiscal year

 KAYNE ANDERSON ENERGY TOTAL RETURN  KYE     48660P302   6/17/2008  ELECT:                             I       yes    for    for
    FUND, INC. - PREFERRED SERIES B                                 Gerald Isenberg

                                                                    APPROVE:                           I       yes    for    for
                                                                    proposal to authorize the
                                                                    fund to sell shares of its
                                                                    common stock at a price less
                                                                    than net asset value per
                                                                    share

                ATLAS AMERICA, INC.  ATLS    049167109   6/13/2008  ELECT:                             I       yes    for    for
                                                                    Edward Cohen
                                                                    Harmon Spolan
                                                                    Dennis Holtz

                                                                    AMEND AND RESTATE:                 I       yes    for    for
                                                                    annual incentive plan for
                                                                    senior executives

                                                                    AUTHORIZE:                         I       yes    for    for
                                                                    proxies to vote upon such
                                                                    other business as may
                                                                    properly be brought before
                                                                    the meeting

           DOUBLE HULL TANKERS, INC  DHT     y21110104   6/18/2008  ELECT:                             I       yes    for    for
                                                                    Erik Lind

                                                                    CHANGE:                            I       yes    for    for
                                                                    name of the company to DHT
                                                                    Maritime Inc.

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    Ernst & Young LLP as the
                                                                    company's independent public
                                                                    accounting firm

 OMEGA NAVIGATION ENTERPRISES, INC.  ONAV    Y6476R105   6/17/2008  ELECT:                             I       yes    for    for
                                                                    Nicolas Borkmann
                                                                    Mathew McCleery
                                                                    Huang Yuan Chiang

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    Ernst & Young as the
                                                                    company's independent
                                                                    auditors for FY08

                      EUROSEAS LTD.  ESEA    Y23592200   6/20/2008  ELECT:                             I       yes    for    for
                                                                    Aristides J. Pittas
                                                                    Dr. Anastasios Aslidis
                                                                    Aristides P. Pittas

                                                                    RATIFY:                            I       yes    for    for
                                                                    appointment of
                                                                    Deloitte & Touche LLP
                                                                    as the co.'s
                                                                    independent auditors for
                                                                    fy08

                    NORDIC AMERICAN  NAT     G65773106   6/23/2008  ELECT:                             I       yes    for    for
            TANKER SHIPPING LIMITED                                 Herbjorn Hansson
                                                                    Torbjorn Gladso
                                                                    Sir David Gibbons
                                                                    Anreas Ove Ugland
                                                                    Andres W. March
                                                                    Paul Hopkins
                                                                    Richard Vietor

                                                                    APPROVE:                           I       yes    for    for
                                                                    appointment of Deloitte as
                                                                    the co.'s independent
                                                                    auditors for fy08

                                                                    REDUCE:                            I       yes    for    for
                                                                    co.'s share premium, which
                                                                    is the amount of their paid
                                                                    up share capital that
                                                                    exceeds the aggregate par
                                                                    value of their outstanding
                                                                    common shares

          QUINTANA MARITIME LIMITED  QMAR    Y7169G109   4/14/2008  AUTHORIZE & APPROVE:               I       yes    for    for
                                                                    the agreement and plan of
                                                                    merger dated as of 1/29/08,
                                                                    by and among Excel Maritime
                                                                    Carriers Ltd., Bird Acq.
                                                                    Corp. and Quintana Maritime
                                                                    Ltd.

                                                                    APPROVE:                           I       yes    for    for
                                                                    adjournment or postponements
                                                                    of the special meeting, if
                                                                    sufficient votes at the time
                                                                    of the special meeting to
                                                                    authorize and approve the
                                                                    agreement and plan of merger

  MAGALLAN MIDSTREAM PARTNERS, L.P.  MMP     559080106   5/23/2008  ELECT:                             I       yes    for    for
                                                                    James Montague
                                                                    Don Wellendorp

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kayne Anderson Energy Total Return Fund, Inc.
(Registrant)

By: /s/ Kevin S. McCarthy
    ------------------------------------------
Kevin S. McCarthy
Chairman, President and Chief Executive Officer
(Signature & Title)
Date:  August 22, 2008